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                            Prudential Mutual Funds
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                          Prudential Stock Index Fund

                       SUPPLEMENT DATED APRIL 3, 2000 to
                       PROSPECTUS DATED NOVEMBER 18, 1999

How to Buy, Sell and Exchange Shares of the Fund

   The following amends the information contained in the Prospectus on page 22 under 'How to Buy, Sell and Exchange Shares of the Fund--How to Buy Shares--Qualifying for Class Z Shares--Other Types of Investors.'

      Class Z shares can no longer be purchased by participant MasterShare accounts held at Prudential Securities.

   The following supplements the information contained in the Prospectus on page 23 under 'How to Buy, Sell and Exchange Shares of the Fund--How to Buy Shares--Qualifying for Class I Shares.'

      In addition to certain group retirement plans, participant MasterShare accounts held at Prudential Securities may purchase Class I shares.
MF174C2